Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
Schedule of Financial Assets Accounted for at Fair Value on a Recurring Basis

The following table presents the Company’s financial assets accounted for at fair value on a recurring basis as of December 31, 2025 (2024: Nil), by level within the fair value hierarchy:

Description	Total carrying value as of December 31, 2025	Level 1	Level 2	Level 3
Assets
Financial assets held for trading	521	521	-	-

The following table presents the Company’s non-financial assets accounted for at fair value on a recurring basis as of December 31, 2025 and 2024, by level within the fair value hierarchy:

Description	Total carrying value as of December 31, 2025	Level 1	Level 2	Level 3
Assets
Digital assets	149,289	149,289	-	-
Digital asset collateral receivable	24,075	24,075	-	-

Liabilities
Obligation to return collateral digital assets	3,349	3,349	-	-

Description	Total carrying value as of December 31, 2024	Level 1	Level 2	Level 3
Assets
Digital assets	129,940	129,940	-	-
Digital asset collateral receivable	60,396	60,396	-	-

Liabilities
Obligation to return collateral digital assets	21,436	21,436	-	-